Simplify US Equity PLUS Convexity ETF
Schedule of Investments
March 31, 2026 (Unaudited)
1
Shares Value
U.S. Exchange-Traded Funds – 99.6%
Equity Funds - 99.6%
iShares Core S&P 500 ETF(a)(b)
(Cost $68,289,549) ....................................................... 137,015 $ 89,499,568
Number of
Contracts Notional Amount
Purchased Options – 0.7%
Calls – Exchange-Traded – 0.0%†
S&P 500 Index, April Strike Price $7,350, Expires 4/01/26 ............... 67 $ 49,245,000 335
S&P 500 Index, April Strike Price $7,200, Expires 4/17/26 ............... 25 18,000,000 1,375
S&P 500 Index, April Strike Price $7,275, Expires 4/17/26 ............... 57 41,467,500 2,565
S&P 500 Index, April Strike Price $7,380, Expires 4/17/26 ............... 24 17,712,000 780
S&P 500 Index, June Strike Price $7,300, Expires 6/18/26 ............... 30 21,900,000 28,500
33,555
Puts – Exchange-Traded – 0.7%
S&P 500 Index, April Strike Price $5,900, Expires 4/17/26(c) ............. 10 5,900,000 13,500
S&P 500 Index, April Strike Price $6,000, Expires 4/17/26(c) ............. 42 25,200,000 76,230
S&P 500 Index, April Strike Price $6,200, Expires 4/17/26(c) ............. 73 45,260,000 267,910
S&P 500 Index, May Strike Price $6,000, Expires 5/15/26(c) ............. 48 28,800,000 289,440
647,080
Total Purchased Options (Cost $1,402,299) ............................................ 680,635
Shares
Money Market Fund – 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.54%(d)
(Cost $62,765) ........................................................... 62,765 62,765
Total Investments – 100.4%
(Cost $69,754,613) ............................................................. $ 90,242,968
Liabilities in Excess of Other Assets – (0.4)% .......................................... (386,305)
Net Assets – 100.0% ............................................................. $ 89,856,663
Number of
Contracts Notional Amount
Written Options – (0.2)%
Puts – Exchange-Traded – (0.2)%
S&P 500 Index, April Strike Price $5,600, Expires 4/17/26 ............... (83) $ (46,480,000) $ (59,345)
S&P 500 Index, May Strike Price $5,700, Expires 5/15/26 ............... (48) (27,360,000) (157,920)
(217,265)
Total Written Options (Premiums Received $406,538) .................................... $ (217,265)

Simplify US Equity PLUS Convexity ETF
Schedule of Investments
(Continued)
March 31, 2026 (Unaudited)
2
† Less than 0.05%
(a) A copy of the security's annual report to shareholders may be obtained without charge at www.ishares.com.
(b) Securities with an aggregate market value of $45,724,700 have been pledged as collateral for options as of March 31, 2026.
(c) Held in connection with Written Options.
(d) Rate shown reflects the 7-day yield as of March 31, 2026.